Gain on Asset Purchase Cancellation	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Gain On Asset Purchase Cancellations

13. Gain on asset purchase cancellation

The amount of $3,633 recorded in the year ended December 31, 2014 represents interest of $4,520 received in connection with the cancellation of newbuild Hull J1031 discussed in Note 4, net of capitalized expenses of $887.